Income and social contribution taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income and Social Contribution Taxes [Abstract]
Schedule of changes in deferred income tax and social contribution tax assets and liabilities
	2019	2018
Assets
Noncurrent
Tax loss carryforwards (NOL)	54,555	43,442
Biological assets	6,275	5,942
Financial lease	3,443	2,103
Contingency, bonuses and fair value	9,374	11,125
Derivative financial instruments	2,185	364
Allowance for expected credit losses	488	668
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,468	1,794
	78,958	65,608
Liabilities
Noncurrent
Biological assets	11,546	13,386
Finance lease	58	548
Contingency, bonuses and fair value	-	3,574
Surplus on investment	1,733	1,733
Costs of transactions	526	499
Provision of residual value and useful life of PPE assets	1,880	1,633
Accelerated depreciation of assets for rural activity	42,705	11,493
	58,448	32,866
Net balance	20,510	32,742

Schedule of net change in deferred income tax
At June 30, 2017	53,780
Tax losses	(15,016)
Adjustments in biological assets and agricultural products	(7,543)
Financial lease	1,555
Provisions for contingency and fair value	1,389
Derivative financial instruments	(271)
Surplus on investment (Note 1.1)	(1,733)
Costs of transactions	(499)
Allowance for doubtful accounts	44
Provision for other accounts payable and receivable	(1,124)
Accelerated depreciation	2,154
Total without effect from conversion	32,736

Effect of conversion	6

At June 30, 2018	32,742
Tax losses	11,113
Adjustments in biological assets and agricultural products	2,173
Financial lease	1,830
Provisions for contingency and fair value	1,823
Derivative financial instruments	1,821
Costs of transactions	(27)
Allowance for doubtful accounts	(180)
Provision for other accounts payable and receivable	674
Accelerated depreciation of assets for rural activity	(31,459)
At June 30, 2019	20,510

Schedule of estimated years of realization of deferred tax assets
2019
2020	23,700
2021	12,290
2022	9,793
2023	3,085
2024 to 2029	30,090
78,958

Schedule of income and social contribution tax expenses
	2019	2018	2017
Income before income and social contribution taxes	199,798	152,257	33,259
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(67,931)	(51,767)	(11,308)

Share of loss in a Joint Venture	375	4,988	(1,504)
Management bonus	(2,827)	(2,331)	(2,025)
Share-based incentive plan - ILPA	(232)	(208)	-
Nondeductible expenses	(126)	(135)	(709)
Profit or loss of joint venture abroad	(2,618)	-	(378)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	51,126	19,121	10,320
Net effect of spin-off of joint venture abroad (Note 1.1)	-	4,778	-
Other permanent addition	(486)	(365)	(345)

Income and social contribution taxes for the year	(22,719)	(25,919)	(5,949)

Current	(10,487)	(4,875)	(4,135)
Deferred	(12,232)	(21,044)	(1,814)

	(22,719)	(25,919)	(5,949)
Effective tax rate	-11%	-17%	-18%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.